Summary of Quarterly Financial Data of TransUnion Holding (Detail) (TransUnion Holding Company, Inc., USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended									10 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2012
TransUnion Holding Company, Inc.
Quarterly Financial Information [Line Items]
Revenue			$ 284.4	[1]	$ 291.7	[1]	$ 190.9	[1],[2]
Operating income		44.2	43.4	[1]	61.3	[1]	36.5	[1],[2]			141.2
Net income (loss)	(8.5)	(5.0)	(6.7)	[1]	13.5	[1]	(2.3)	[1],[2]	(8.5)	[1],[2],[3]	(3.9)
Net income (loss) attributable to TransUnion Holding	$ (8.5)	$ (6.3)	$ (8.2)	[1]	$ 11.3	[1]	$ (3.5)	[1],[2]	$ (8.5)	[1],[2],[3]	$ (8.8)

[1]	The sum of the quarterly totals may not equal the annual totals due to rounding.
[2]	The financial results of TransUnion Holding include the consolidated results of TransUnion Corp. subsequent to April 30, 2012, the date of acquisition. See Note 1, "Significant Accounting and Reporting Policies," and Note 2, "Change in Control Transactions," for further information. For the period of inception through March 31, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $7.0 million of acquisition fees related to the 2012 Change in Control Transaction. For the three months ended June 30, 2012, net income (loss) and net income (loss) attributable to TransUnion Holding included $8.2 million of acquisition fees related to the 2012 Change in Control Transaction.
[3]	Period is from inception of TransUnion Holding, February 15, 2012, through March 31, 2012.